Pensions and Other Postretirement Benefits (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2012 Defined Benefit Pension Plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2012 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2012 Other Postretirement Benefits [Member] Canadian plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] Canadian plans [Member]
Accumulated other comprehensive income (loss)
Net actuarial (loss) gain		$ (204,471)	$ (134,306)					$ 2,293	$ 6,683
Prior service (cost) credit		(2,966)	(4,809)					1,704	2,129
Total recognized in accumulated other comprehensive (loss) income		(207,437)	(139,115)					3,997	8,812
Weighted-average assumptions used in determining benefit obligation
Discount rate				4.70%	5.50%	4.20%	5.00%			4.70%	5.50%	4.20%	5.00%
Rate of compensation increase				4.14%	4.14%	4.00%	4.00%			0.00%	0.00%	0.00%	0.00%
One-percentage point annual change in the assumed health care cost trend rate
Effect on total service and interest cost components, increase	209
Effect on total service and interest cost components, decrease	176
Effect on benefit obligation, increase	3,274
Effect on benefit obligation, decrease	$ 2,844